Financial investments - Carrying value of investments in VC funds (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial investments
Carrying value of investments	¥ 141,341,519	$ 19,363,709	¥ 103,390,075
Dragonfly Ventures Feeder, L.P.
Financial investments
Ownership	5.73%	5.73%
Carrying value of investments	¥ 114,164,666	$ 15,640,495	78,586,955	¥ 63,726,000
IOSG Fund II LP
Financial investments
Ownership	3.00%	3.00%
Carrying value of investments	¥ 27,176,853	$ 3,723,214	¥ 24,803,120	¥ 19,117,800